Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other non-current assets [Abstract]
Deferred charges - long-term portion	$ 9.0	$ 14.1
Other	0.2	0.1
Total other non-current assets	$ 9.2	$ 14.2